UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number:  28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:   Harvey Allison
Title:  President
Phone:  (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison           Burlingame, California           May 15, 2009

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:          $76200
                                             (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                     Column 2      Column 3     Column 4          Column 5         Column 6   Column 7        Column 8
                             Title of                     Value    Shrs Or    Sh/   Put/  Investment   Other
Name of Issuer                Class         Cusip       x($1000)   Prn Amt    Prn   Call  Discretion  Managers    Voting Authority
                                                                                                                Sole   Shared  None
ACTIVISION BLIZZARD INC        COM          00507V109       9828     939540    SH            SOLE        N/A  939540
AMAZON COM INC                 COM          023135106       6571      89480    SH            SOLE        N/A   89480
CISCO SYS INC                  COM          17275R102       5256     313440    SH            SOLE        N/A  313440
CITRIX SYS INC                 COM          177376100       2029      89630    SH            SOLE        N/A   89630
COMPELLENT TECHNOLOGIES INC    COM          20452A108        729      67210    SH            SOLE        N/A   67210
CONCUR TECHNOLOGIES INC        COM          206708109       4941     257474    SH            SOLE        N/A  257474
CYBERSOURCE CORP               COM          23251J106       8659     584660    SH            SOLE        N/A  584660
DELL INC                       COM          24702R101       4756     501730    SH            SOLE        N/A  501730
GOOGLE INC                     CL A         38259P508       6230      17900    SH            SOLE        N/A   17900
K12 INC                        COM          48273U102       3968     285451    SH            SOLE        N/A  285451
MICROSOFT CORP                 COM          594918104       6990     380500    SH            SOLE        N/A  380500
OMNITURE INC                   COM          68212S109       8587     651046    SH            SOLE        N/A  651046
SALESFORCE COM INC             COM          79466L302       5918     180812    SH            SOLE        N/A  180812
PROSHARES TR             PSHS ULTSHRT QQQ   74347R875       1738      35840    SH            SOLE        N/A   35840

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